Document And Entity Information	May 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity Registrant Name	Adicet Bio, Inc.
Entity Central Index Key	0001720580
Entity Emerging Growth Company	true
Securities Act File Number	001-38359
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3305277
Entity Address, Address Line One	200 Berkeley Street, 19th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(650)
Local Phone Number	503-9095
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ACET
Security Exchange Name	NONE